Right-of-use assets and lease liabilities - Operating Leases (Table) (Details) $ in Thousands	Jun. 30, 2026 USD ($)
Right-of-use Assets And Lease Liabilities
Minimum net lease payments (July 1 to December 31, 2026)	$ 1,890
Less: present value discount	(190)
Total obligations under operating leases and financial liability (current portion)	$ 1,700